Commitments and Contingencies - Schedule of Future Minimum Annual Payments Under the Sponsorship Agreement (Details) (10-K) - Sponsorship Agreement [Member]	Dec. 31, 2020 USD ($)
Loss Contingencies [Line Items]
2021	$ 794,000
2022	794,000
2023	794,000
2024	794,000
2025	794,000
Thereafter	2,382,000
Total	$ 6,352,000